DELINQUENT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Delinquent Participant Contribution [Line Items]
DELINQUENT CONTRIBUTIONS
8. DELINQUENT CONTRIBUTIONS

During the plan year ending December 31, 2025, the Company had unintentional delays related to the transmission of participants' contributions to the Plan from two pay periods in 2025 at SiEnergy. The Company self-corrected the error by wiring the late contributions in 2025. See accompanying supplemental Schedule H, Line 4a; Schedule of Delinquent Participant Contributions for further information.